23 Post-employment benefits (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Total liabilities or partially covered	R$ 11,074,608	R$ 9,201,030
Fair value of the plan assets	(10,880,721)	(8,642,068)
Plan coverage status	193,887	558,962
Unrecognized asset	999,512	408,652
Total	1,193,399	967,614
Unified Plan [Member]
Disclosure of defined benefit plans [line items]
Total liabilities or partially covered	6,638,462	5,914,764	R$ 5,352,894	R$ 4,951,078
Fair value of the plan assets	(7,546,756)	(6,290,841)	(5,834,572)
Plan coverage status	(908,294)
Unrecognized asset	908,294
Total
Plan III [Member]
Disclosure of defined benefit plans [line items]
Total liabilities or partially covered	3,046,536	2,145,661	1,734,568	1,565,121
Fair value of the plan assets	(3,137,754)	(2,178,236)	(1,821,055)
Plan coverage status	(91,218)
Unrecognized asset	91,218
Total
Assistance Plan [Member]
Disclosure of defined benefit plans [line items]
Total liabilities or partially covered	1,389,610	1,140,605	1,035,957	R$ 933,914
Fair value of the plan assets	(196,211)	R$ (172,991)	R$ (170,923)
Plan coverage status	1,193,399
Unrecognized asset
Total	R$ 1,193,399